Total
Small-Cap Value Portfolio
Small-Cap Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Small-Cap Value Portfolio	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.98%	0.78%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Small-Cap Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	100	312	542	1,201
Class P	80	249	433	966

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Small-Cap Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	100	312	542	1,201
Class P	80	249	433	966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2021, the portfolio turnover rate was 56% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers small-capitalization companies to be those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $4 billion or the market capitalization of the largest company in the Russell 2000 Value Index. As of December 31, 2021, the market capitalization range of the Russell 2000 Value Index was approximately $33.7 million to $14.0 billion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $3.5 billion.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2021, a significant portion of the Fund is represented by securities of companies in the Financial sector. The components of the Fund are likely to change over time.

The sub-adviser seeks to identify companies that are undervalued versus their long-term earnings potential in selecting investments for the Fund. The sub-adviser considers selling a holding when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

● Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Financial Sector Risk: The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

AllianceBernstein L.P. (“AB”) became sole sub-adviser of the Fund on October 30, 2015, and some investment policies changed at that time. AB was co-sub-adviser of the Fund from May 1, 2014 through October 29, 2015. Another firm managed the Fund before May 1, 2014.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2020: 35.34%; Q1 2020: (37.88%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - Small-Cap Value Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted May 1, 2003)	35.61%	9.36%	11.67%	May 01, 2003
Class P	Class P (incepted May 2, 2011)	35.88%	9.57%	11.89%	May 02, 2011
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	28.27%	9.07%	12.03%	May 01, 2003